Share-based compensation - Other awards (Details)									1 Months Ended				12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2020	Sep. 28, 2019 shares	Jun. 14, 2019 USD ($) shares	Jun. 14, 2019 CNY (¥) shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2019 CNY (¥) shares	Nov. 30, 2019 tranche $ / shares shares	Nov. 30, 2019 tranche ¥ / shares shares	Oct. 31, 2019 USD ($)	Aug. 31, 2019 shares	Dec. 31, 2024 USD ($) tranche director shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Jul. 08, 2024 USD ($)	Jul. 08, 2024 CNY (¥)	Jul. 08, 2024 $ / shares	Jun. 14, 2019 CNY (¥)
Share-based compensation
Number of tranches | tranche													3
Fair value of the stock options granted | $													$ 1,102,260		$ 568,047
Recognized share-based compensation expense | $													$ 0	$ 0
Aggregate fair value of the restricted shares granted at the grant date																	$ 1,102,260	¥ 7,848,000
Number of shares granted													25,537,500
Grants of award shares to executive directors | director													2
Grants of award shares to directors | director													2
Grants aggregate percentage													1.00%
Awarded shares percentage													4.50%
Closing market price | $ / shares																			$ 0.335
Compensation cost | $													$ 1,102,260		568,047
Mr. Shen.
Share-based compensation
Number of shares granted													17,025,000
Mr. Wang.
Share-based compensation
Number of shares granted													8,512,500
Shares allotment award percentage													4.31%
Mr. Zhang Lizhou
Share-based compensation
Consideration recognized as liability													$ 802,729			¥ 5,600,000
Employee Stock Option
Share-based compensation
Recognized share-based compensation expense | $													$ 0	$ 0	$ 0
Restricted stock units | Mr. Zhang Lizhou
Share-based compensation
Percentage of share capital granted as restricted shares transferred to group (as a percent)					5.00%	5.00%
Awards transferred back (in shares)					18,750	18,750
Consideration refunded for shares transferred back					$ 401,365	¥ 2,800,000
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ")
Share-based compensation
Shares reserved for issuance under employee stock option plan (in shares)				150,000,000
Shares reserved for issuance under the employee stock option plan (as a percent)				30.00%
Options granted									100,000,000	100,000,000
Exercise price of share options granted (in Dollars/RMB per shares) | (per share)									$ 0.14	¥ 1
Number of tranches | tranche									5	5
Fair value of the stock options granted | $											$ 3,500,000
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") | Share-based Payment Arrangement, Tranche One
Share-based compensation
Vesting percentage (as a percent)									5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") | Share-based Payment Arrangement, Tranche Two
Share-based compensation
Vesting percentage (as a percent)									5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") | Share-based Payment Arrangement, Tranche Three
Share-based compensation
Vesting percentage (as a percent)									5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") | Share-based Payment Arrangement, Tranche Four
Share-based compensation
Vesting percentage (as a percent)									5.00%	5.00%
Xinchuang Technology Co., Ltd. ("Xinchuang Technology ") | Share-based Payment Arrangement, Tranche Five
Share-based compensation
Vesting percentage (as a percent)									80.00%	80.00%
Xinyuan Property Management Service(Cayman) Ltd | Restricted stock units
Share-based compensation
Vesting percentage (as a percent)			2.00%
Total awards granted							56,250	56,250
Restricted shares granted (in shares)												56,250,000
Percentage of share capital granted as restricted shares (as a percent)							15.00%	15.00%
Aggregate consideration							$ 1,204,094	¥ 8,400,000
Aggregate fair value of the restricted shares granted at the grant date					$ 4,931,051															¥ 34,400,000
Xinyuan Property Management Service(Cayman) Ltd | Restricted stock units | Share-based Payment Arrangement, Tranche One
Share-based compensation
Vesting percentage (as a percent)		18.00%
Xinyuan Property Management Service(Cayman) Ltd | Restricted stock units | Share-based Payment Arrangement, Tranche Two
Share-based compensation
Vesting percentage (as a percent)	80.00%